Payables and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Composition of Payables and Other Current Liabilities
The composition of “Payables and other current liabilities” at December 31, 2020 and December 31, 2019 is as follows:

Millions of euros	12/31/2020	12/31/2019
Payables	9,626	13,307
Trade payables	5,913	8,095
Payables to suppliers of property, plant and equipment	2,428	3,019
Payables for spectrum acquisition	178	196
Other payables	881	1,081
Dividends pending payment	215	282
Associates and joint ventures payables (Note 10)	11	634
Other current liabilities	1,286	1,596
Contract liabilities (Note 23)	976	1,283
Deferred revenue	93	120
Advances received	217	193
Total	10,912	14,903

Schedule of Current Other Payables
The composition of current "Other payables" at December 31, 2020 and December 31, 2019 is as follows:

Millions of euros	12/31/2020	12/31/2019
Accrued employee benefits	465	603
Other non-financial non-trade payables	416	478
Total	881	1,081

Schedule of Average Payment Period to Suppliers
In accordance with the aforementioned Law, the following information corresponding to the Spanish companies of the Telefónica Group is disclosed:

	2020	2019
Number of days
Weighted average maturity period	53	53
Ratio of payments	55	55
Ratio of outstanding invoices	40	38
Millions of euros
Total payments	7,311	7,337
Outstanding invoices	1,164	1,152